UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2004

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 28,2004


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        48
FORM 13F INFORMATION VALUE TOTAL:              $315607

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1985     46853   Sole		     46853
Am. Intl. Gr	Common	026874107    573      8428   Sole                     8428
Amgen Inc.      Common  031162100    322      5672   Sole                     5672
Anheuser Busch  Common  035229103    537     10745   Sole                    10745
Automatic Data 	Common	053015103   4336    104941   Sole                   104941
Berkshire Hath	Common	084670108  67674       781   Sole                      781
Berkshire Hath	Common	084670207   7668      2671   Sole                     2671
Bristol-Myers 	Common	110122108    366     15460   Sole                    15460
Buckeye PartnersL.P.    118230101    288      6550   Sole                     6550
Chevron Texaco  Common	166764100    770     14358   Sole                    14358
Cisco Systems	Common	17275R102   4610    254717   Sole                   254717
Coca-Cola Co.	Common	191216100  13076    326494   Sole                   326494
Emerson Elec.	Common	291011104    533      8605   Sole                     8605
ExxonMobil	Common	30231G102   3691     76377   Sole                    76377
First Data      Common	319963104  24432    561645   Sole                   561645
General ElectricCommon	369604103  11788    351034   Sole                   351034
Gillette Co.	Common	375766102  22521    539565   Sole                   539565
Hewlett Packard	Common	428236103   1274     67938   Sole                    67938
H.J. Heinz Co.	Common	423074103   1275     35388   Sole		     35388
IBM		Common	459200101    924     10776   Sole                    10776
Intel Corp.	Common	458140100   5797    288987   Sole                   288987
Johnson & JohnsoCommon	478160104  20610    365888   Sole                   365888
Linear TechnologCommon	535678106  20137    555660   Sole		    555660
Lexmark Int'l   Common  529771107    295      3510   Sole                     3510
MBNA Corp       Common  55262L100    251      9962   Sole                     9962
Medtronic	Common	585055106  14807    285291   Sole                   285291
Mellon FinancialCommon  58551A108    206      7436   Sole                     7436
Merck & Co.	Common	589331107   2613     79188   Sole                    79188
Microsoft	Common	594918104  11209    405382   Sole                   405382
3M Company 	Common	604059105   1797     22468   Sole                    22468
Moody's Corp.	Common	615369105  27836    380015   Sole		    380015
National City 	Common	635405103   1664     43096   Sole                    43096
Nortel Networks COmmon  656568102     53     15680   Sole                    15680
Old REpublic IntCommon	680223104    225      9000   Sole                     9000
Paychex Inc     Common  704326107    365     12112   Sole                    12112
PepsiCo		Common	713448108   1102     22652   Sole                    22652
Pfizer Inc.	Common	717081103   4167    136165   Sole                   136165
Procter & GambleCommon	742718109   2006     37074   Sole                    37074
Royal Dutch PetrCommon  780257804    218      4225   Sole                     4225
Sara Lee Corp	Common	803111103    219      9600   Sole                     9600
Teppco Partners L.P.	872384102    316      7600   Sole                     7600
Valspar Corp.	Common	920355104    285      6100   Sole                     6100
Walgreen Co.	Common	931422109  18826    525415   Sole                   525415
Wal-mart Stores Common  931142103    643     12091   Sole                    12091
Walt Disney Co.	Common	254687106    508     22521   Sole                    22521
Wells Fargo     Common  949746101    239      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   9654    152480   Sole                   152480
Wyeth           Common  983024100    916     24488   Sole                    24488